SIGNIFICANT CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
SIGNIFICANT CONCENTRATIONS

(9) SIGNIFICANT CONCENTRATIONS

The Company operates in a single industry acquiring, developing and commercializing prescription drugs and medical devices used in the treatment of a variety of gastrointestinal diseases, which are those affecting the digestive tract. The Company’s principal financial instruments subject to potential concentration of credit risk are accounts receivable, which are unsecured, and cash equivalents. The Company’s cash equivalents consist primarily of money market funds. The amount of bank deposits might at times exceed the FDIC insurance limits.

The Company’s primary customers are wholesale pharmaceutical distributors and retail pharmacy chains in the United States.

Total revenues from customers representing 10% or more of total revenues for the respective years, are summarized as follows:

	Year Ended December 31,
	2013	2012	2011
Customer 1	36%	37%	47%
Customer 2	29%	36%	20%
Customer 3	14%	16%	13%
Customer 4	13%	—	12%

Additionally, 85% and 94% of the Company’s accounts receivable balances were due from these four customers at December 31, 2013 and 2012, respectively.

Under the Company’s supply agreement with Alfa Wassermann, the Company is obligated to purchase from Alfa Wassermann bulk rifaximin drug substance, the active pharmaceutical ingredient in Xifaxan 200mg rifaximin tablets and Xifaxan 550mg rifaximin tablets, until July 2014 or introduction of a generic product, whichever occurs first. The Company’s supply of rifaximin drug substance supplied by Alfa Wassermann is manufactured by ZaCh Systems in Lonigo, Italy, and Sanofi-Aventis in Brindisi, Italy. Under a supply agreement with Lupin, the Company is obligated to purchase 50% of its annual requirements of bulk rifaximin drug substance from Lupin, subject to certain minimum purchase requirements. Under a long-term supply agreement, rifaximin is converted into Xifaxan drug product by Patheon, Inc. in Whitby, Ontario. Bulk Xifaxan tablets are packaged into finished Xifaxan commercial bottles by Patheon and packaged into Xifaxan commercial blister packs by Pharma Packaging Solutions in Norris, Tennessee.

In September 2010 the Company entered into a supply agreement with Novel Laboratories, Inc. in Somerset, New Jersey. In October 2011 Novel began producing commercial supply of bulk OsmoPrep tablets which are then packaged into finished OsmoPrep commercial bottles by Pharma Packaging Solutions in Norris, Tennessee.

In August 2010 the Company entered into a supply agreement with Novel Laboratories, Inc. and Actavis Inc. Under this supply agreement the Company agreed to purchase from Novel all of its requirements in excess of a certain amount of MoviPrep in 2011 and all of its requirements of MoviPrep beginning in 2012.

Bayer AG in Wuppertal, Germany and Pharmazell in Raubling, Germany supply the Company with bulk mesalamine active ingredient. Under a long-term supply agreement with Catalent Pharma Solutions in Winchester, Kentucky, Catalent converts this mesalamine into the Company’s commercial supply of bulk Apriso, 375mg mesalamine capsules. The bulk Apriso capsules are then packaged into finished Apriso commercial bottles by Pharma Packaging Solutions in Norris, Tennessee.

Relistor subcutaneous injection in a vial presentation is produced in bulk by DSM Pharmaceutical Products in Greenville, North Carolina and then packaged into finished Relistor single vials or vial kits by Packaging Coordinators, Inc. in Philadelphia, Pennsylvania. Relistor subcutaneous injection in a pre-filled syringe presentation is produced and packaged into finished Relistor kits by Vetter Pharma International GmbH in Ravensburg, Germany. The drug substance for these Relistor subcutaneous injection presentations is supplied by Mallinckrodt, a subsidiary of Covidien, in St. Louis, Missouri.

Both Deflux and Solesta are produced and packaged into finished Deflux and Solesta kits, respectively, by Q-Med in Uppsala, Sweden.

Under the Company’s supply agreement with Glenmark Pharmaceuticals, Ltd. in Mumbai, India, Glenmark supplies the Company with crofelemer drug substance. With respect to the Company’s budesonide foam formulation, the Company’s methylnaltrexone bromide tablet formulation, and the Company’s methylnaltrexone bromide multi-dose pen subcutaneous injection formulation, all of which are currently under development, the Company plans to negotiate commercial supply agreements with the manufacturers who produced the drug substance and drug product for the Phase 3 clinical trial material, or the manufacturers who produced the pivotal registration batches, if these products receive FDA approval.